Loans and Allowance for Loan Losses (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans on Real Estate [Line Items]
Total loans		$ 29,040,116,000	$ 30,606,270,000
Loans modified in a troubled debt restructuring		66,500,000	11,100,000
Principal balance of loans with payment plans		28,100,000	81,300,000
Description related to classification of major category and sub categories of loans held		We evaluate the classification of our one-to four- family mortgage loans, consumer loans and other loans primarily on a pooled basis by delinquency. Loans that are past due 60 to 89 days are classified as special mention and loans that are past due 90 days or more are classified as substandard. We obtain updated valuations for one- to four- family mortgage loans by the time a loan becomes 180 days past due.
Minimum days after which loans will be classified as Special loans		60 days
Maximum days after which loans will be classified as special loans		89 days
Minimum Days after which loans will be classified as Substandard loans		90 days
Days after which loans are evaluated		180 days
Percentage of Loans within New York Metropolitan Area		81.70%	78.40%
Initial terms of interest-only loans originating as adjustable-rate mortgage loans		5, 7 or 10 years
Initial terms of interest only loans one		5 years
Initial terms of interest only loans two		7 years
Initial terms of interest only loans three		10 years
Term (in years) of interest-only loans offered as fixed-rate loans		30 years
Number of years with interest-only payments for interest-only loans offered as fixed-rate loans		10 years
Time period the Company has been originating limited documentation loans		Over 15 years
Period of loans originating as limited documentation loans		15 years
Loans eligible for limited documentation processing		ARM loans, interest-only first mortgage loans and 10-, 15-, 20-, and 30-year fixed-rate loans to owner-occupied primary and second home applicants
First Maturity of Fixed Rate Loan		10 years
Second Maturity of Fixed Rate Loan		15 years
Three Maturity of Fixed Rate Loan		20 years
Four Maturity of Fixed Rate Loan		30 years
Maximum Percentage of Borrowings		70.00%
Maximum percentage of borrowings available under limited documentation loans		70% of the lower of the appraised value or purchase price of the property
Maximum loan amount for limited documentation loans		750,000
Originated amortizing limited documentation loans		3,850,000,000	3,380,000,000
Originated limited documentation interest-only loans		956,200,000	938,800,000
Non-performing loans originated amortizing limited documentation loans		126,900,000	91,500,000
Non-performing loans originated limited documentation interest-only loans		71,000,000	58,300,000
Number of delinquency days before new collateral values for loans are obtained		180 days
Deferral principal payments period		6 months
Interest income on non-accrual loans that would have been recognized if interest had been recorded based upon original contract terms		56,200,000
Additional residential mortgage loans identified as troubled debt restructurings as a result of updated accounting guidance	26,200,000
Net (charge-offs) recoveries		(82,783,000)	(98,500,000)	(47,223,000)
Interest income received on non-accrual loans		2,600,000
Loans Classified as Payment Plans			81,300,000
Loan Period		90 days
Current Dues [Member]
Mortgage Loans on Real Estate [Line Items]
Principal balance of loans with payment plans		19,700,000	54,400,000
30-59 Days past due [Member]
Mortgage Loans on Real Estate [Line Items]
Loans modified in a troubled debt restructuring		7,400,000
Principal balance of loans with payment plans		2,000,000	13,900,000
60-89 Days [Member]
Mortgage Loans on Real Estate [Line Items]
Loans modified in a troubled debt restructuring		4,800,000
Principal balance of loans with payment plans		3,100,000	4,700,000
90 Days or more [Member]
Mortgage Loans on Real Estate [Line Items]
Loans modified in a troubled debt restructuring		11,400,000
Principal balance of loans with payment plans		3,300,000	8,300,000
One- to four-family, Interest-only [Member]
Mortgage Loans on Real Estate [Line Items]
Total loans		4,779,863,000	5,136,463,000
Non-performing interest-only loans		$ 213,900,000	$ 179,300,000